CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Net (loss) income	$ 65	$ (194)	$ (21)	$ 7
Items that will not be reclassified subsequently to profit or loss:
Tax impact of remeasurement of revaluation surplus	(87)	0	(87)	(27)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(87)	0	(87)	(27)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation	244	(93)	96	(753)
Cash flow hedge	0	0	0	9
Taxes on the above items	0	0	0	(2)
Other comprehensive income that will be reclassified to profit or loss, net of tax	244	(93)	96	(746)
Total other comprehensive (loss) income	157	(93)	9	(773)
Comprehensive (loss) income	222	(287)	(12)	(766)
Attributable to:
Comprehensive income, attributable to parent	(19)	(292)	(229)	(425)
Comprehensive income, attributable to non-controlling interests	$ 241	$ 5	$ 217	$ (341)